UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Americus Capital Advisors, LLC

Address:  660 Madison Avenue, 21st Floor
          New York, New York 10065


13F File Number: 028-12831

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Reiferson
Title:  Managing Principal
Phone:  (212)867-9766


Signature, Place and Date of Signing:


/s/ Paul Reiferson                New York, New York          August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        8

Form 13F Information Table Value Total:  $65,306
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE

Column 1                         Column 2    Column 3   Column 4        Column 5      Column 6   Column 7         Column 8

                                 TITLE                    VALUE     SHRS OR    PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP       (X$1000)   PRN AMT    CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
ALLEGHENY ENERGY INC             COM         017361106    11,203      223,562   SH     SOLE        NONE       223,562    0      0
ALLEGHENY ENERGY INC             COM         017361106       416        8,300  CALL    SOLE        NONE         8,300    0      0
AMERIPRISE FINL INC              COM         03076C106     9,755      239,864   SH     SOLE        NONE       239,864    0      0
ASSISTED LIVING CONCPT NEV N     CL A        04544X102    16,688    3,034,074   SH     SOLE        NONE     3,034,074    0      0
BROADRIDGE FINL SOLUTIONS IN     COM         11133T103    17,718      841,674   SH     SOLE        NONE       841,674    0      0
DR PEPPER SNAPPLE GROUP INC      COM         26138E109     2,806      133,780   SH     SOLE        NONE       133,780    0      0
KRAFT FOODS INC                  CL A        50075N104     2,408       84,622   SH     SOLE        NONE        84,622    0      0
TRANSOCEAN INC NEW               SHS         G90073100     4,312       28,297   SH     SOLE        NONE        28,297    0      0










SK 25220 0005 909865